Secured Note Payable (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 27, 2018
Secured Promissory Note [Member] | Tech Capital, LLC [Member]
Principal amount of secured note payable		$ 1,187
Principal balance of line of credit	$ 1,187
Debt interest rate	8.00%
Maturity date	Apr. 01, 2023
Debt instrument, maturity date, description	Principal and interest payments are due on the first day of each month commencing on May 1, 2018.
Debt issuance costs	$ 6
Unsecured Promissory Note [Member]
Debt interest rate	11.00%